Stockholders' Equity (Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Number of Shares
Balance at the beginning of the period (in shares)		15,409,357	2,448,383		1,835,835
Options granted (in shares)		728,610	13,575,038		765,000
Options exercised (in shares)		(488,625)
Options forfeited (in shares)		(509,923)	(572,935)		(152,365)
Options expired (in shares)		(45)	(41,129)		(87)
Balance at the end of the period (in shares)		15,139,374	15,409,357		2,448,383
Options vested and expected to vest at the end of the period (in shares)			15,356,965
Options exercisable (in shares)			10,283,026
Weighted-Average Exercise Price (Per Share)
Balance at the beginning of the period (in dollars per share)	[1]	$ 0.95	$ 4.15		$ 19.29
Options granted (in dollars per share)		1.10	0.66	[1]	3.38	[1]
Options exercised (in dollars per share)		0.67
Options forfeited (in dollars per share)		0.62	3.20	[1]	5.86	[1]
Options expired (in dollars per share)		9.68	37.82	[1]	18.38	[1]
Balance at the ending of the period (in dollars per share)		$ 0.97	0.95	[1]	$ 4.15	[1]
Options vested and expected to vest at the end of the period (in dollars per share)	[1]		0.95
Options exercisable (in dollars per share)	[1]		$ 1.01
Weighted-Average Remaining Contractual Term (in years)
Balance at the end of the period			9 years
Options vested and expected to vest at the end of the period			9 years
Options exercisable			9 years
Aggregate Intrinsic Value (in thousands)
Balance at the end of the period	[2]		$ 576
Options vested and expected to vest at the end of the period	[2]		574
Options exercisable	[2]		$ 379

[1]	The weighted average price per share is determined using exercise price per share for stock options.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the fair value of the Company's common stock for in-the-money options at December 31, 2018.